Stock-Based Compensation - Stock Options Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares
Outstanding (in shares)					6,441,527	5,024,235	3,312,666
Weighted average exercise price
Outstanding (in dollars per share)					$ 11.53	$ 9.92	$ 8.20
Aggregate Intrinsic Value
Total fair value of options vested					$ 2,450	$ 2,000
Stock options
Shares
Outstanding (in shares)	6,601,890	4,518,118	6,601,890	4,518,118	6,441,573	5,012,034
Weighted average exercise price
Outstanding (in dollars per share)	$ 9.92	$ 7.77	$ 9.92	$ 7.77	$ 9.59	$ 7.97
Average Remaining Contractual Term
Outstanding			7 years 6 months		8 years 2 months 12 days
Vested and exercisable			7 years 2 months 12 days		7 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding	$ 155,844		$ 155,844		$ 27,042
Vested and exercisable	117,257		117,257		$ 7,764
Total fair value of options vested	$ 19,153	$ 1,831	$ 22,159	$ 2,014
Service-based stock options
Shares
Outstanding (in shares)	3,840,828		3,840,828		3,646,617
Vested and exercisable (in shares)	2,031,919		2,031,919		1,120,113
Weighted average exercise price
Outstanding (in dollars per share)	$ 10.55		$ 10.55		$ 11.95
Vested and exercisable (in dollars per share)	$ 8.95		$ 8.95		$ 8.80
Performance-based stock options
Shares
Outstanding (in shares)	2,761,062		2,761,062		2,794,910
Vested and exercisable (in shares)	2,746,592		2,746,592
Weighted average exercise price
Outstanding (in dollars per share)	$ 9.05		$ 9.05		$ 10.99
Vested and exercisable (in dollars per share)	9.02		9.02
Common stock
Aggregate Intrinsic Value
Fair value of stock (in dollars per share)	$ 33.53		$ 33.53		$ 15.73